                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999

Check here if Amendment: [    ]; Amendment Number: ____________

         This Amendment (Check only one):  [ ] is a restatement.
                                           [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Forstmann-Leff International, LLC
Address:      One World Financial Center, Tower A
              New York, New York 10281

Form 13F File Number: 28-6824

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Philip Silverman
Title:        Secretary
              Phone:       (212) 693-7000

Signature, Place, and Date of Signing:

/s/ Philip Silverman       New York, NY                August 9, 1999
------------------------   -------------             ------------------
[Signature]                [City, State]                      [Date]

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Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                    -----------

Form 13F Information Table Entry Total:
                                                    -----------

Form 13F Information Table Value Total:            $
                                                    -----------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the one filing this report.

None

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                           FORM 13F INFORMATION TABLE

                                                                          Page 1

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                                    Form 13F
             Reporting Manager: Forstmann-Leff International, LLC
                           Reporting Period: 06/30/99

     Item 1                    Item 2  Item 3     Item 4             Item 5                             Item 7          Item 8
     ------                    ------  ------     ------             ------                             ------          ------
                               Title               Fair      Shares or
                                 of                Market    Principal  SH/ Put/  Investment Discretion  Other     Voting Authority
 Name of Issuer                Class   CUSIP       Value       Amount   PRN Call------------------------ -----  --------------------
                                                            --------------------
                                                                                 Sole  Shared  Other            Sole   Shared  None
-------------------------------------------------------------------------------------------------------- -----  --------------------
Ace Ltd.                         COM  0G0070K10 52046670.00   1842360   SH      1842360                         1842360
Actel Corp.                      COM  004934105   853390.75     57857   SH        57857                           57857
Advo Inc.                        COM  007585102  1309511.75     63109   SH        63109                           63109
Axys Pharmaceuticals Inc.        COM  054635107    36848.25     10918   SH        10918                           10918
Cabletron Systems, Inc.          COM  126920107      173940     13380   SH        13380                           13380
Caribiner International Inc.     COM  141888107     71824.5     11608   SH        11608                           11608
Chelsea GCA Realty Inc.          COM  163262108    298336.5      8036   SH         8036                            8036
Clear Channel Communication      COM  184502102  8285598.12    120190   SH       120190                          120190
Creative Biomolecules Inc.       COM  225270107     96033.5     26492   SH        26492                           26492
Credence Systems Corporation     COM  225302108    844222.5     22740   SH        22740                           22740
Cubist Pharmaceuticals Inc.      COM  229678107    82514.25     20956   SH        20956                           20956
Encad Inc.                       COM  292503109      175578     27012   SH        27012                           27012
Equity Office Properties Trust   COM  294741103    12551740    489824   SH       489824                          489824
First Data Corp.                 COM  319963104     1705374     34848   SH        34848                           34848
Health Managment Assoc. Inc.
  (Class A)                      COM  421933102   1090867.5     96966   SH        96966                           96966
HealthPlan Services Corp.        COM  421959107    10083.87     14838   SH        14838                           14838
Industrie-Matematik Internat-
  ional Corp.                    COM  455792101     28294.5     11608   SH        11608                           11608
Intermedia Communications Inc.   COM  458801107     1245540     41518   SH        41518                           41518
Intuit Inc.                      COM  461202103  2289265.12     25401   SH        25401                           25401
Lennar Corp.                     COM  526057104      346240     14510   SH        14510                           14510
MBIA, Inc.                       COM  55262C100  1154816.25     17835   SH        17835                           17835
Mattel, Inc.                     COM  577081102    857213.5     32812   SH        32812                           32812
Mellon Bank Corp.                COM  585509102  13704790.5    376764   SH       376764                          376764
Newfield Exploration Co.         COM  651290108  1146201.87     40306   SH        40306                           40306
Nexstar Pharmaceutical Inc.      COM  65333B106  1820891.87     91330   SH        91330                           91330
Nova Corp. GA                    COM  669784100     1015700     40628   SH        40628                           40628
ObjectShare, Inc.                COM  674426101    12925.28     17983   SH        17983                           17983
Quest Education Corp.            COM  74835F102   270294.37     25590   SH        25590                           25590
Qwest Communications Inc.        COM  749121109  7580107.12    229266   SH       229266                          229266
Renaissancere Holdings Limited   COM  G7496G103      214748      5804   SH         5804                            5804
Santa Cruz Operation Inc.        COM  801833104   262347.25     40168   SH        40168                           40168
Transkaryotic Therapies Inc.     COM  893735100      236775      7175   SH         7175                            7175
Unify Corporation                COM  904743101    178780.5     13243   SH        13243                           13243
Veritas Software Corp.           COM  923436109  9094680.22     95796   SH        95796                           95796
Viasoft Inc.                     COM  92552U102      167251     47786   SH        47786                           47786
Xomed Surgical Products, Inc.    COM  98412V107  1011677.56     20779   SH        20779                           20779
Zitel Corp.                      COM  989913108    22268.75     14252   SH        14252                           14252
                                               --------------------------------------------------------------------------
GRAND TOTAL                                       122386342   4071688           4071688                         4071688
                                               ===========================================================================